Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (10,158)	$ (11,746)	$ (23,976)	$ (24,551)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	132	147	267	289
Share-based compensation	2,263	3,587	5,573	7,313
Warrants to service providers	155	286	364	634
Revaluation of warrants	273	(157)	(7)	(268)
Revaluation of convertible bonds	586	176	613	176
FInance income	(1,856)		(2,063)
Change in operating assets and liabilities:
Decrease in trade receivable	(224)	162	(131)	564
Increase in other assets		(128)		(128)
Increase in prepaid expenses and other receivables	(534)	245	536	72
Operating lease ROU assets and liabilities, net	50	6	104	135
Increase (decrease) in trade payables	(67)	(1,039)	(137)	(506)
Increase in employees and payroll accruals	290	204	287	349
Increase (decrease) in Derivative Liabilities	(1,465)		247
Increase (decrease) in accrued expenses and other payables	(1,221)	(72)	325	(766)
Net cash used in operating activities	(11,776)	(8,328)	(17,998)	(16,687)
Cash flows from investing activities:
Change in bank deposits	10,843	12,621	(42,337)	(2,281)
Purchase of property and equipment	(59)	(126)	(84)	(225)
Net cash provided by (used in) investing activities	10,784	12,494	(42,421)	(2,506)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			30,758
Issuance costs related to convertible bonds		(459)	21,696	(459)
Warrants			493
Proceeds from exercise of options	2	22	440	22
Net cash provided by financing activities	2	(437)	53,387	(437)
Effect of exchange rate fluctuations on cash and cash equivalent	690	80	148	214
Increase (decrease) in cash, cash equivalents and restricted cash	(990)	3,650	(7,032)	(19,844)
Cash, cash equivalents and restricted cash at the beginning of period	7,184	5,391	13,768	28,750
Cash, cash equivalents and restricted cash at the end of period	$ 6,884	$ 9,120	$ 6,884	$ 9,120